Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net Loss Per Share

6. Net Loss Per Share

Basic net loss per share, which excludes dilution, is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as stock options, convertible notes, convertible preferred stock and warrants, result in the issuance of common stock which share in the losses of the Company.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented (in thousands). Such potentially dilutive shares are excluded when the effect would be to reduce the loss per share. The treasury stock method has been applied to determine the dilutive effect of warrants.

	MARCH 31
	2014	2013
Convertible preferred stock	—	8,504
Convertible notes(1)	—	—
Stock options outstanding	2,974	2,040
Warrants to purchase convertible preferred stock	—	207
Warrants to purchase common stock (2)	145	—

(1)

As of March 31, 2013, the Company had approximately $46,037,000 in contingently convertible notes payable and related accrued interest for which the contingencies related to conversion had not been met until the IPO in August 2013. Therefore, it would have no dilutive or anti-dilutive impact until the contingency had been met in August 2013.

(2)

In October 2012, the Company issued warrants to purchase a number of shares of common stock equal to 15% of the funded principal amount of the October 2012 Junior Secured Promissory Notes as defined in Note 10, divided by 70% of the value of common stock in a sale of the Company or a qualified initial public offering (qualified IPO), with an exercise price of 70% of the value of common stock in a sale of the Company or a qualified IPO. These warrants were contingently exercisable for which the contingencies related to exercise had not been met until the IPO in August 2013. Therefore, they would have no dilutive or anti-dilutive impact until the contingency had been met in August 2013.

The numbers of shares of common stock issuable upon the exercise of warrants to purchase convertible preferred stock and upon the conversion of convertible preferred stock were at a ratio of one-to-one.

	THREE MONTHS ENDED MARCH 31
	2014	2013
	(In thousands, except per share data)
Numerator:
Net loss for basic and diluted net loss per share	$(10,246)	$(10,749)

Denominator
Weighted average shares outstanding for basic and diluted net loss per share	19,518	1,268

Basic and diluted net loss per share:	$(0.52)	$(8.48)

4. Net Loss Per Share

Basic net loss per share, which excludes dilution, is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as stock options, convertible notes, convertible preferred stock and warrants, result in the issuance of common stock which share in the losses of the Company.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented (in thousands). Such potentially dilutive shares are excluded when the effect would be to reduce the loss per share. The treasury stock method has been applied to determine the dilutive effect of warrants.

	DECEMBER 31
	2013	2012	2011
Convertible preferred stock	—	8,504	8,504
Convertible notes(1)	—	—	—
Stock options outstanding	2,608	2,067	1,384
Warrants to purchase convertible preferred stock	—	207	36
Warrants to purchase common stock (2)	151	—	5

(1)

As of December 31, 2012, the Company had approximately $41,860,000, in contingently convertible notes payable and related accrued interest for which the contingencies related to conversion had not been met as of December 31, 2012. Therefore, it would have no dilutive or anti-dilutive impact until the contingency had been met effective upon the IPO in August 2013. All convertible notes converted to common stock in connection with the IPO. See Note 9 for further discussion.

(2)

In October 2012 and April 2013, the Company issued warrants to purchase a number of shares of common stock equal to 15% of the funded principal amount of the October 2012 and April 2013 Junior Secured Promissory Notes as defined in Note 8, divided by 70% of the value of common stock in a sale of the Company or a qualified initial public offering (Qualified IPO), with an exercise price of 70% of the value of common stock in a sale of the Company or a Qualified IPO. In June 2013, the Company issued warrants to purchase a number of shares of common stock equal to 10% of the total committed amount of the June 2013 Credit Facility as defined in Note 8, divided by 70% of the value of common stock in a sale of the Company or a Qualified IPO, with an exercise price of 70% of the value of common stock in a sale of the Company or a Qualified IPO. These warrants were contingently exercisable for which the contingencies related to exercise had not been met until the IPO in August 2013. Therefore, they would have no dilutive or anti-dilutive impact until the contingency had been met in August 2013. See Note 8 for further discussion.

The numbers of shares of common stock issuable upon the exercise of warrants to purchase convertible preferred stock and upon the conversion of convertible preferred stock were at a ratio of one-to-one.

	YEAR ENDED DECEMBER 31
	2013	2012	2011
	(In thousands, except per share data)
Numerator:
Net loss	$(28,489)	$(38,794)	$(13,180)
Deemed dividend on convertible notes	(1,378)	(2,039)	—

Net loss attributable to common stockholders	$(29,867)	$(40,833)	$(13,180)

Effect of potentially dilutive securities:
Convertible notes	(4,392)	—	—
Warrants to purchase preferred stock	(840)	—	—

Net loss for diluted net loss per share	$(35,099)	$(40,833)	$(13,180)

Denominator

Weighted average shares used for basic net loss per share	8,731	1,257	1,239

Effect of potentially dilutive securities:
Convertible notes	127	—	—
Warrants to purchase preferred stock	53	—	—

Weighted average shares outstanding for diluted net loss per share	8,911	1,257	1,239

Basic net loss per share:	$(3.42)	$(32.48)	$(10.64)

Diluted net loss per share:	$(3.94)	$(32.48)	$(10.64)